DIRECT OPERATING COSTS (Tables)	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Disclosure of direct operating costs	The following table presents direct operating costs by nature for the three and six-month periods ended June 30, 2023 and 2022:

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2023	2022	2023	2022
Inventory costs	$270	$254	$639	$501
Subcontractor and consultant costs	677	736	1,298	1,417
Concession construction materials and labor costs	85	81	160	160
Depreciation and amortization expense	272	156	554	305
Compensation	967	679	1,880	1,305
Other direct costs	295	204	586	447
Total	$2,566	$2,110	$5,117	$4,135